Financial assets, liabilities and financial results (telecom activities) - Other gains or losses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Interests on debts related to financed assets	€ 14	€ 3	€ 1
Interest on financial assets	283	48	(3)
Interests on lease liabilities	258	145	120
Telecom activities and Mobile Financial Services [member] | Operating segments [member]
Disclosure of detailed information about financial instruments [line items]
Interests on debts related to financed assets			1
Interests on lease liabilities			120
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of detailed information about financial instruments [line items]
Other gains and (losses), foreign exchange gains and (losses) on receivables, supplier payables and associated derivative hedges	€ 17	€ 31	€ 19